Derivatives	3 Months Ended
Mar. 31, 2012
Derivatives [Abstract]
DERIVATIVES

NOTE 18 – DERIVATIVES

The Company utilizes interest rate swap agreements as part of its asset liability management strategy to help manage its interest rate risk position. The notional amount of the interest rate swaps does not represent amounts exchanged by the parties. The amount exchanged is determined by reference to the notional amount and the other terms of the individual interest rate swap agreements.

Interest Rate Swaps Designated as Cash Flow Hedges: Interest rate swaps with notional amounts of $30.25 million as of March 31, 2012 (unaudited), December 31, 2011 and 2010, were designated as cash flow hedges of subordinated debentures, certain CDARS deposits and FHLB advances and were determined to be fully effective during all periods presented. As such, no amount of ineffectiveness has been included in net income. Therefore, the aggregate fair value of the swaps is recorded in other assets (liabilities) with changes in fair value recorded in other comprehensive income (loss). The amount included in accumulated other comprehensive income (loss) would be reclassified to current earnings should the hedges no longer be considered effective. The hedge would no longer be considered effective if a portion of the hedge becomes ineffective, the item hedged is no longer in existence or the Company discontinues hedge accounting. The Company expects the hedges to remain fully effective during the remaining terms of the swaps. The Company does not expect any amounts to be reclassed from other comprehensive income over the next 12 months.

Information related to the interest-rate swaps designated as cash flow hedges as of March 31, 2012 (unaudited), December 31, 2011 and 2010 is as follows:

	March 31,	December 31,
	2012	2011	2010

Subordinated debentures
Notional amount	$5,000	$5,000	$5,000
Fixed interest rate payable	5.54%	5.54%	5.54%
Variable interest rate receivable	3.57%	3.67%	3.40%
(Three month LIBOR plus 3.10%)
Unrealized gains (losses)	(187)	(192)	(176)
Maturity date	March 26, 2014

	March 31,	December 31,
	2012	2011	2010

CDARS deposits
Notional amount	$10,250	$10,250	$10,250
Fixed interest rate payable	3.19%	3.19%	3.19%
Variable interest rate receivable
(Three month LIBOR plus 3.10%)	0.79%	0.84%	0.81%
Unrealized gains (losses)	(543)	(569)	(420)
Maturity date	October 9, 2014

FHLB advance
Notional amount	$5,000	$5,000	$5,000
Fixed interest rate payable	3.54%	3.54%	3.54%
Variable interest rate receivable
(Three month LIBOR plus 3.10%)	0.69%	0.78%	0.52%
Unrealized gains (losses)	(429)	(443)	(303)
Maturity date	September 20, 2015

FHLB Advance
Notional amount	$10,000	$10,000	$10,000
Fixed interest rate payable	3.69%	3.69%	3.69%
Variable interest rate receivable
(Three month LIBOR plus 3.10%)	0.81%	0.66%	0.54%
Unrealized gains (losses)	(1,019)	(1,057)	(601)
Maturity date	July 19, 2016

Interest expense recorded on these swap transactions totaled $(193) and $(179) for the three months ended March 31, 2012 and 2011 (unaudited) and $(998) and $(530) for the years ended December 31, 2011 and 2010 and is reported as a component of interest expense on subordinated debentures, deposits and FHLB advances.

The following table presents the net gains (losses) recorded in accumulated other comprehensive income (loss) and the Consolidated Statements of Income relating to the cash flow derivative instruments for the three months ended March 31, 2012 and 2011 (unaudited):

	Net amount of gain	Net amount of	Net amount of gain
	(loss) recognized	gain (loss)	(loss) recognized in other
	in OCI	reclassified from OCI	non interest income
	(Effective Portion)	to interest income	(Ineffective Portion)
	2012	2012	2012

Interest rate contracts	$(1,437)	$—	$—

	Net amount of gain	Net amount of	Net amount of gain
	(loss) recognized	gain (loss)	(loss) recognized in other
	in OCI	reclassified from OCI	non interest income
	(Effective Portion)	to interest income	(Ineffective Portion)
	2011	2011	2011
Interest rate contracts	$(207)	$—	$—

The following table presents the net gains (losses) recorded in accumulated other comprehensive income (loss) and the Consolidated Statements of Income relating to the cash flow derivative instruments for the year ended December 31:

	Net amount of gain	Net amount of	Net amount of gain
	(loss) recognized	gain (loss)	(loss) recognized in other
	in OCI	reclassified from OCI	non interest income
	(Effective Portion)	to interest income	(Ineffective Portion)
	2011	2011	2011

Interest rate contracts	$(502)	$—	$—

	Net amount of gain	Net amount of	Net amount of gain
	(loss) recognized	gain (loss)	(loss) recognized in other
	in OCI	reclassified from OCI	non interest income
	(Effective Portion)	to interest income	(Ineffective Portion)
	2010	2010	2010

Interest rate contracts	$(1,048)	$—	$—

The following table reflects the cash flow hedges included in the consolidated balance sheets as of March 31, 2012 (unaudited) and December 31, 2011:

	March 31, 2012
	Notional	Fair
	Amount	Value
Included in other liabilities:
Interest rate swaps related to
Subordinated debentures	$(5,000)	$(187)
CDARS deposits	(10,250)	(543)
FHLB advances	(15,000)	(1,448)

Total included in other liabilities		$(2,178)

	December 31, 2011
	Notional	Fair
	Amount	Value
Included in other liabilities:
Interest rate swaps related to
Subordinated debentures	$(5,000)	$(192)
CDARS deposits	(10,250)	(569)
FHLB advances	(15,000)	(1,500)

Total included in other liabilities		$(2,261)

The following table reflects the cash flow hedges included in the consolidated balance sheets as of December 31, 2010:

	December 31, 2010
	Notional Amount	Fair Value
Included in other liabilities:
Interest rate swaps related to
Subordinated debentures	$(5,000)	$(176)
CDARS deposits	(10,250)	(420)
FHLB advances	(15,000)	(904)

Total included in other liabilities		$(1,500)

Interest Rate Swaps Designated as Fair Value Hedges: An interest rate swap with a notional amount of $5,000 as of March 31, 2012 (unaudited), December 31, 2011 and 2010 was designated as a fair value hedge of certain brokered deposits. Information related to the interest-rate swap designated as a fair value hedge as of March 31, 2012 (unaudited), December 31, 2011 and 2010 is as follows:

	March 31,	December 31,
	2012	2011	2010

Brokered deposits
Notional amount	$5,000	$5,000	$5,000
Variable interest rate payable
(One month LIBOR less 0.25%)	0.00%	0.03%	0.01%
Fixed interest rate receivable	1.25%	1.25%	1.25%
Maturity date	September 15, 2020

Interest income (expense) recorded on this swap transaction totaled $15 and $15 for the three months ended March 31, 2012 and 2011 (unaudited) and $62 and $18 for the years ended December 31, 2011 and 2010 and is reported as a component of interest expense on deposits. Gains (losses) on the fair market value hedge are recorded in other noninterest income and totaled $0 and $(4) for the three months ended March 31, 2012 and 2011 (unaudited) and $(14) and $11 for the years ended December 31, 2011 and 2010.

The following table reflects the fair value hedge included in the consolidated balance sheets as of March 31, 2012 (unaudited), December 31, 2011:

	March 31, 2012
	Notional Amount	Fair Value
Included in other liabilities:
Interest rate swaps related to brokered deposits	$(5,000)	$(12)

Total included in other liabilities		$(12)

	December 31, 2011
	Notional Amount	Fair Value
Included in other liabilities:
Interest rate swaps related to brokered deposits	$(5,000)	$(22)

Total included in other liabilities		$(22)

The following table reflects the fair value hedge included in the consolidated balance sheets as of December 31, 2010:

	December 31, 2010
	Notional Amount	Fair Value
Included in other liabilities:
Interest rate swaps related to brokered deposits	$(5,000)	$(328)

Total included in other liabilities		$(328)

The counterparty to the Company’s derivatives is exposed to credit risk whenever the derivative is in a liability position. As a result, the Company has collateralized the liability with cash and security collateral held in safekeeping by Bank of New York. At March 31, 2012 (unaudited), the Company had $220 in cash and securities with a fair value of $3,419 posted as collateral for these derivatives. At December 31, 2011 and 2010, the Company had $220, respectively, in cash and securities with fair market values of $3,761 and $2,482, respectively, posted as collateral for these derivatives.